CONCENTRATIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Revenue					$ 1,489,385	$ 164,026
Accounts receivable	$ 265,537		$ 265,537		$ 306,012	$ 284,401
Sales Revenue, Net [Member] | Major Customer One [Member]
Concentration Risk [Line Items]
Percentage					74.00%	46.00%
Revenue					$ 1,100,000	$ 75,714
Sales Revenue, Net [Member] | Major Customer Two [Member]
Concentration Risk [Line Items]
Percentage					26.00%	30.00%
Revenue					$ 389,385	$ 48,312
Sales Revenue, Net [Member] | Major Customer Three [Member]
Concentration Risk [Line Items]
Percentage						10.00%
Revenue						$ 40,000
Accounts Receivable [Member] | Major Customer One [Member]
Concentration Risk [Line Items]
Percentage					67.00%	100.00%
Accounts Receivable [Member] | Major Customer Two [Member]
Concentration Risk [Line Items]
Percentage					33.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Entity One [Member]
Concentration Risk [Line Items]
Percentage	70.00%	82.00%	44.00%	78.00%
Revenue	$ 226,115	$ 395,448	$ 1,000,000	$ 894,132
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Entity Two [Member]
Concentration Risk [Line Items]
Percentage	30.00%	18.00%	39.00%	22.00%
Revenue	$ 94,696	$ 88,377	$ 878,599	$ 245,728
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Entity Three [Member]
Concentration Risk [Line Items]
Percentage			17.00%
Revenue			$ 375,641
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Entity One [Member]
Concentration Risk [Line Items]
Percentage			15.00%		67.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Entity Two [Member]
Concentration Risk [Line Items]
Percentage			85.00%		33.00%